CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts	$ 26,350,814	$ 15,471,020
Accounts payable	327,140	370,652
Accrued payroll and welfare expenses	45,691,874	48,007,240
Income tax payable	66,814,874	57,246,193
Other tax payable	31,930,296	27,804,416
Amounts due to related parties	10,214,007	5,289,491
Advance from customers and deferred revenue	5,703,085	5,054,408
Liability for accrued marketing and advertising expenses	3,914,990	19,269,565
Liability for unpaid consideration for acquiring non-controlling interest	7,338,593	25,645,630
Other current liabilities	7,672,494	8,613,203
Deferred tax liabilities	$ 22,997,731	$ 26,041,591
Common stock, par value (in dollars per share)	$ (0.001)	$ (0.001)
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	134,930,870	134,015,621
Common stock, shares outstanding	134,930,870	134,015,621
Consolidated VIEs without recourse
Accounts payable	$ 327,140	$ 370,652
Accrued payroll and welfare expenses	34,784,706	40,946,532
Income tax payable	27,599,392	26,702,856
Other tax payable	17,268,065	15,883,568
Amounts due to related parties	1,418,096	30,147,834
Advance from customers and deferred revenue	5,366,944	4,617,183
Liability for accrued marketing and advertising expenses	733,473	3,691,831
Liability for unpaid consideration for acquiring non-controlling interest	7,338,593	25,645,630
Other current liabilities	6,340,375	5,137,314
Deferred tax liabilities	$ 523,874	$ 469,579